UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               --------------

Check here if Amendment [ ];               Amendment Number:
 This Amendment (Check only one.):         [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lane Five Capital Management LP
         ----------------------------------
Address:   1122 Kenilworth Drive, Suite 313
         ----------------------------------
           Towson, MD 21204
         ----------------------------------
Form 13F File Number:  028-12834
                      ------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott J. Liotta
         ----------------------------------
Title:     Chief Financial Officer
         ----------------------------------
Phone:     443-921-2060
         ----------------------------------
Signature, Place, and Date of Signing:

   /s/ Scott J. Liotta             Towson, Maryland           May 14, 2012
   ----------------------      ------------------------      ------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -----------------
Form 13F Information Table Entry Total:         26
                                        -----------------
Form 13F Information Table Value Total:     97,709
                                        -----------------
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

              FORM 13F INFORMATION TABLE AS OF March 31, 2012

                                                               SHARES/
                                  TITLE              VALUE      PRN    SH/   PUT/   INVESMENT    OTHER  VOTING AUTHORITY
DESCRIPTION                       OF CLASS  CUSIP    X1000     AMOUNT  PRN   CALL   DISCRETION MANAGERS  SOLE SHARES NONE
-----------                      --------   -----    ------    ------  ---   ----  ----------  -------- ---- ------ ----
Ambassadors Group Inc.           Common  023177108   6,361   1,189,000  SH            SOLE        No  1,189,000
American Public Education, Inc.  Common  02913V103   3,541      93,194  SH            SOLE        No     93,194
Apollo Group Inc-Cl A            Common  037604105   1,532      39,671  SH            SOLE        No     39,671
Berkshire Hills Bancorp Inc      Common  084680107   1,548      67,494  SH            SOLE        No     67,494
Bridgepoint Education Inc.       Common  10807M105   3,533     142,740  SH            SOLE        No    142,740
Capitol Fed Financing Inc.       Common  14057J101   2,677     225,364  SH            SOLE        No    225,364
Corinthian Colleges Inc.         Common  218868107   8,363   2,020,090  SH            SOLE        No  2,020,090
DeVry Inc.                       Common  251893103   3,918     115,685  SH            SOLE        No    115,685
DirecTV                          Common  25490A101   5,103     103,420  SH            SOLE        No    103,420
Healthsouth Corp             Common-New  421924309   3,750     183,087  SH            SOLE        No    183,087
Iberiabank Corp                  Common  450828108   2,302      43,060  SH            SOLE        No     43,060
ITT Educational Services Inc.    Common  45068B109   2,570      38,850  SH            SOLE        No     38,850
Learning Tree International Inc. Common  522015106   3,746     626,378  SH            SOLE        No    626,378
Markel Corp                      Common  570535104   4,489      10,000  SH            SOLE        No     10,000
Market Leader, Inc.              Common  57056R103   3,862   1,055,222  SH            SOLE        No  1,055,222
Mastercard Inc.                  Common  57636Q104   5,177      12,312  SH            SOLE        No     12,312
Medcath Corporation              Common  58404W109   3,618     460,367  SH            SOLE        No    460,367
Monotype Imaging Holdings Inc    Common  61022P100   4,584     307,607  SH            SOLE        No    307,607
Oceanfirst Financial Corp.       Common  675234108     652      45,800  SH            SOLE        No     45,800
Quicksilver Inc.                 Common  74838C106   4,748   1,175,127  SH            SOLE        No  1,175,127
Republic Services Inc.           Common  760759100   2,903      94,984  SH            SOLE        No     94,984
SBA Communications Corp Cl A     Common  78388J106   4,397      86,546  SH            SOLE        No     86,546
SI Financial Group Inc.          Common  78425V104     327      28,601  SH            SOLE        No     28,601
Skechers USA Inc.                Common  830566105   4,305     338,460  SH            SOLE        No    338,460
TIVO Inc.                        Common  888706108   1,812     151,100  SH            SOLE        No    151,100
Williams Controls Inc.       Common-New  969465608   7,891     717,325  SH            SOLE        No    717,325
                                                    97,709   9,371,484                                9,371,484
